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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY - 2 2007
DIVISION OF MARKET REGULATION

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   New York Stock Exchange LLC
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open-end Management Investment Company
3. Class of New Derivative Securities Product:
   Investment Company Units
4. Name of Underlying Instrument:
   DAXglobal® Russia+ Index
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   RSX
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   New York Stock Exchange, London Stock Exchange, MICEX Section Stock Market (Moscow Interbank Currency Exchange), Russian Trading System (Stock Exchange)
8. Settlement Methodology of New Derivative Securities Product:
   Regular way trades settle on T+3/Book entry only held in DTC.
9. Position Limits of New Derivative Securities Product (if applicable):
   Not applicable.

07053525

PROCESSED
MAY 15 2007
THOMSON
FINANCIAL

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Mary Yeager

Title:
Assistant Secretary

Telephone Number:
(212) 656-2062

Manual Signature of Official Responsible for Form:

Date:
April 30, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY - 2 2007

SEC 2449 (1/99)

Mary Yeager
Assistant Secretary

New York Stock Exchange LLC
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY - 2 2007
DIVISION OF MARKET REGULATION

April 30, 2007

Gail Jackson
Paralegal Specialist
Division of Market Regulation
Securities and Exchange Commission
100 F Street, NE, Room 6628
Washington, D.C. 20549

Re: Forms 19b-4(e) - Market Vectors Russia DAXglobal® Russia+ Index (RSX)

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, New York Stock Exchange LLC ("Exchange") encloses for filing one original and nine copies of a Form 19b-4(e) for:

- Market Vectors Russia DAXglobal® Russia+ Index (RSX)

This Fund began trading on the Exchange on a fully listed basis on April 30, 2007. The New York Stock Exchange's rules for listing and trading products of this nature are found in Section 703.16 of the Exchange's Listed Company Manual.

Sincerely,

Mary Yeager
Assistant Secretary

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY - 2 2007

END